Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Current Assets [Abstract]
Schedule of other current assets	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014

Prepaid expenses	476	78
Insurance claims	14	22
Other	167	204
Total	657	304